Income taxes - Income tax expense benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax expenses	$ (1,502)	$ 27	$ (140)
Deferred income tax benefit	(1,574)	(261)	(250)
Income tax (expense) benefit	1,502	(27)	140
Hong Kong
Income Taxes
Income tax expenses	(72)	(288)	(110)
Deferred income tax benefit	1,574	261	250
Income tax (expense) benefit	$ 72	$ 288	$ 110